Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans

(14)   Retirement Plans

Defined Contribution Plan

In the past, the Company had defined contribution 401(k) plans at both of its Banks and one for the former GFH employees. On April 1, 2011, the Company converted all plans into the Virginia Bankers Association Master Defined Contribution Plan for Hampton Roads Bankshares, Inc. (the “Plan”). Any employee of the Company, Bank of Hampton Roads, Gateway Bank Mortgage, Inc., or Gateway Investment Services, Inc. who is at least 21 years of age and has at least three months of service is eligible to participate in the Plan. Additionally, any employee of Shore Bank or Shore Investments, Inc. who is at least 18 years old and has at least three months of service is eligible to participate in the Plan. Participants may contribute up to 98% of their covered compensation, subject to statutory limitations, and the Company will make matching contributions of 100% of the first 3% of pay and 50% for the next 2% of pay. The Company may also make additional discretionary contributions to the Plan. Participants are fully vested in their contributions and the Company’s match immediately and become fully vested in the Company’s discretionary contributions after three years of service. The Company offers its stock as an investment option under the Plan.

The Company made matching contributions of $726 thousand, $954 thousand, and $1.2 million for the years ended December 31, 2012, 2011, and 2010, respectively. The Company made no discretionary contributions in 2012, 2011, or 2010.

Supplemental Executive Retirement Plans (“SERP”)

The Company has entered into SERPs with several key officers. Under these agreements, all but one of five officers are eligible to receive an annual benefit payable in fifteen installments each equal to $50 thousand following the attainment of their plan retirement date. The final officer is eligible to receive a one-time lump sum payment of the lesser of $600 thousand or the calculated amount he is otherwise entitled to under the supplemental retirement agreement following the attainment of his plan retirement date. The Company recognizes expense each year related to these agreements based on the present value of the benefits expected to be provided to the employees and any beneficiaries. The change in benefit obligation and funded status (in thousands) for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Benefit obligation at beginning of year	$1,543	$4,796	$4,874
Service cost	379	251	620
Interest cost	32	39	64
Settlements	(244)	(3,543)	(762)

Benefit obligation at end of year	1,710	1,543	4,796
Fair value of plan assets	—	—	—

Funded status	$(1,710)	$(1,543)	$(4,796)

The amount of the funded status is the accrued benefit cost included in other liabilities on the balance sheet. The amounts (in thousands) recognized in the consolidated balance sheets as of December 31, 2012 and 2011 were as follows.

	2012	2011
Accrued benefit cost included in other liabilities	$(1,710)	$(1,543)

The components of net periodic benefit cost (in thousands) for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Service cost	$379	$251	$620
Interest cost	32	39	64
(Gain) loss on settlements	—	149	(652)

Net periodic benefit cost	$411	$439	$32

The weighted-average assumptions used to determine benefit obligations and net periodic pension benefit at December 31, 2012, 2011, and 2010 were as follows. The rate of compensation increase only applies to the officer agreement with a Benefit Computation Base.

	2012	2011	2010
Discount rate	7.00%	7.00%	6.00% -7.00%
Rate of compensation increase	N/A	5.00%	5.00% -5.75%

The Company recognizes expense each year related to the SERPs based on the present value of the benefits expected to be provided to the employees and any beneficiaries. The Company does not expect to make contributions to fund the supplemental retirement agreements in 2013 and made no contributions to the plan in 2012 or 2011. The plans are unfunded and there are no plan assets. As of December 31, 2012, there are no benefit payments expected to be paid over the next ten years.

Executive Savings Plan

The Company’s Executive Savings Plan was discontinued during 2010. No contributions were made to the plan during 2010.

Board of Directors Retirement Agreement

The Company has entered into retirement agreements with certain members of the Board of Directors. Participants are eligible for compensation under the plan upon the sixth anniversary of the participant’s first board meeting. Benefits are to be paid in monthly installments commencing at retirement and ending upon the death, disability, or mutual consent of both parties to the agreement. Under the plan, the participants continue to serve the Company after retirement by performing certain duties as outlined in the plan document. During 2012, 2011, and 2010, the Company expensed $40 thousand, $93 thousand, and $69 thousand, respectively, related to this plan.